OTHER NON-OPERATING GAIN / (LOSS)- Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Gain from fair value adjustment of Shop-up	$ 21
Payable write-off	$ 3
Gain from remeasurement of contingent consideration liability		$ 41
Reversed unsettled liabilities, contingent liabilities recognised in business combination		$ 41